As filed with the Securities and Exchange Commission

                               on August 31, 2001

                        Securities Act File No. 333-53052

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

      Pre-Effective Amendment No. /____/ Post-Effective Amendment No. 1 /X/

                             SCUDDER PORTFOLIO TRUST
               (Exact Name of Registrant as Specified in Charter)

            Two International Place, Boston, Massachusetts 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Zurich Scudder Investments, Inc.
                             Two International Place
                        Boston, Massachusetts 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

     Caroline Pearson, Esq.                      Joseph R. Fleming, Esq.
     Zurich Scudder Investments, Inc.            Dechert
     Two International Place                     Ten Post Office Square - South
     Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).



                      Title of Securities Being Registered:
                 Shares of Beneficial Interest ($.01 par value)
             of Scudder High Yield Opportunity Fund, a series of the
                                   Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

         This   Post-Effective   Amendment  No.  1  (the  "Amendment")  to  this
Registration Statement on Form N-14 (the "Registration Statement") is being filed solely for the purpose of adding the enclosed exhibit to this Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this Amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement pursuant to Rule 497 on March 26, 2001.

                            PART C. OTHER INFORMATION

Item 15.  Indemnification.
-------   ---------------

          A policy of insurance covering Zurich Scudder Investments, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Zurich Scudder Investments, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

          Article IV, Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

          Section 4.1. No personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement by the preceding sentence shall be made only out of the assets of the one or more series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholders. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

          Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

               (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                    (b) No  indemnification  shall be  provided  hereunder  to a
               Trustee or officer:

               (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

               (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

               (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                    (A) by the court or other body  approving the  settlement or other disposition; or

                    (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

               (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

               (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
          Section 4.3, provided that either:

                    (i) such  undertaking  is secured  by a surety  bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                    (ii) a majority of the Disinterested  Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is a reason to believe that the recipient ultimately will be found entitled to indemnification.

                    As used in this  Section 4.3, a  "Disinterested  Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 16.  Exhibits.
-------   --------

          (1) (a)(1) Amended and Restated Declaration of Trust dated November 3, 1987 is incorporated by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A, as amended (the "Registration Statement").

               (a)(2) Certificate of Amendment of Declaration of Trust dated November 13, 1990 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

               (a)(3) Certificate of Amendment of Declaration of Trust dated October 13, 1992 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

               (a)(4) Establishment and Designation of Series dated October 13, 1992 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

               (a)(5) Establishment and Designation of Series dated April 9, 1996 is incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement.

               (a)(6) Establishment and Designation of Series, on behalf of Corporate Bond Fund, dated August 25, 1998 is incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement.

               (a)(7)  Establishment  and  Designation  of  Classes of Shares of
               Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder Balanced Fund is incorporated by reference to Post-Effective Amendment No. 82 to the Registration Statement.

               (a)(8)  Establishment  and  Designation  of  Classes of Shares of
               Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder High Yield Bond Fund is incorporated by reference to Post-Effective Amendment No. 82 to the Registration Statement.

               (a)(9)  Establishment  and  Designation  of  Classes of Shares of
               Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder Income Fund is incorporated by reference to Post-Effective Amendment No. 82 to the Registration Statement.

          (2) (b)(1) By-Laws of the Registrant dated September 20, 1984 are incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

               (b)(2) Amendment to By-Laws of the Registrant dated August 13, 1991 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

               (b)(3) Amendment to By-Laws of the Registrant dated November 12, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

          (3)  Inapplicable.

          (4) Form of Agreement and Plan of Reorganization is incorporated by reference to the Registrant's Rule 497 filing filed on March 26, 2001.

          (5)  Inapplicable.

          (6) (d)(1) Investment Management Agreement between the Registrant, on behalf of Scudder Income Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

               (d)(2) Investment Management Agreement between the Registrant, on behalf of Scudder Balanced Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

               (d)(3) Investment Management Agreement between the Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

               (d)(4) Investment Management Agreement between the Registrant, on behalf of Scudder Corporate Bond Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

               (d)(5) Form of Investment Management Agreement between the Registrant, on behalf of Scudder Income Fund, and Scudder Kemper Investments, Inc. dated July 31, 2000 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

               (d)(6) Form of Investment Management Agreement between the Registrant, on behalf of Scudder Balanced Fund, and Scudder Kemper Investments, Inc. dated August 28, 2000 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

               (d)(7)  Form  of  Investment  Management  Agreement  between  the
               Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder Kemper Investments, Inc. dated October 2, 2000 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

          (7) (e)(1) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement.

               (e)(2) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated May 8, 2000 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

          (8)  Inapplicable.

          (9) (g)(1) Custodian Contract and fee schedule between the Registrant and State Street Bank and Trust Company ("State Street") dated December 31, 1984 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

               (g)(2) Fee schedule for Exhibit (9)(g)(1) dated October 7, 1986 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

               (g)(3) Amendment to Custodian Contract between the Registrant and State Street dated April 1, 1985 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

               (g)(4) Amendment to Custodian Contract between the Registrant and State Street dated March 10, 1987 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

               (g)(5) Amendment to Custodian Contract between the Registrant and State Street dated March 10, 1987 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

               (g)(6) Amendment to Custodian Contract between the Registrant and State Street dated August 11, 1987 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

               (g)(7) Amendment to Custodian Contract between the Registrant and State Street dated August 9, 1988 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

               (g)(8) Fee schedule for Exhibit (9)(g)(1) is incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement.

               (g)(9) Amendment to Custodian Contract between the Registrant and State Street dated April 9, 1996 is incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement.

               (g)(10) Fee schedule for Exhibit (9)(g)(1) is incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement.

               (g)(11) Subcustodian Agreement with fee schedule between State Street and The Bank of New York, London office, dated December 31, 1978, is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

               (g)(12) Amendment dated February 8, 1999 to Custodian Contract between the Registrant and State Street dated December 31, 1984 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

          (10) (n)(1) Plan with  respect to Scudder  Balanced  Fund  pursuant to
               Rule  18f-3  is  incorporated  by  reference  to   Post-Effective
               Amendment No. 83 to the Registration Statement.

               (n)(2) Plan with respect to Scudder Income Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

               (n)(3) Plan with respect to Scudder High Yield Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

               (n)(4) Amended and Restated Plan with respect to Scudder Balanced Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

               (n)(5) Amended and Restated Plan with respect to Scudder Income Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

               (n)(6) Amended and Restated Plan with respect to Scudder High Yield Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

               (n)(7) Plan with respect to Scudder Corporate Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

               (n)(8) Amended and Restated Plan with respect to Scudder Corporate Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

               (n)(9) Scudder Funds Amended and Restated Multi-Distribution System Plan is incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 29, 2000.

          (11) Opinion and Consent of Dechert is incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 29, 2000.

          (12) Opinion and Consent of Willkie, Farr & Gallagher supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith pursuant to the undertaking made in
               Item 17(3) of the Registration Statement that the final tax opinion be filed as part of a post-effective amendment to the Registration Statement.

          (13) (h)(1) Transfer Agency and Service Agreement with fee schedule between the Registrant and Scudder Service Corporation dated October 2, 1989 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

               (h)(2)  Revised Fee  Schedule  dated  October 1, 1995 for Exhibit
               (13)(h)(1)  is  incorporated   by  reference  to   Post-Effective
               Amendment No. 67 to the Registration Statement.

               (h)(3)  Revised Fee  Schedule  dated  October 1, 1996 for Exhibit
               (13)(h)(1)  is  incorporated   by  reference  to   Post-Effective
               Amendment No. 67 to the Registration Statement.

               (h)(4) COMPASS Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995 is incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement.

               (h)(5)  Revised Fee  Schedule  dated  October 1, 1996 for Exhibit
               (13)(h)(4)  is  incorporated   by  reference  to   Post-Effective
               Amendment No. 67 to the Registration Statement.

               (h)(6) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation (on behalf of Scudder Balance Fund) dated June 8, 1995 is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement.

               (h)(7) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

               (h)(8) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Balanced Fund, and Scudder Fund Accounting Corporation dated January 18, 1995 is incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement.

               (h)(9) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Income Fund, and Scudder Fund Accounting Corporation dated January 12, 1995 is incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement.

               (h)(10) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder Fund Accounting Corporation dated June 28, 1996 is incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement.

               (h)(11) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Corporate Bond Fund, and Scudder Fund Accounting Corporation dated August 31, 1998 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

               (h)(12) Form of Administrative Agreement between the Registrant and Scudder Kemper Investments, Inc. dated July 24, 2000 is incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement.

          (14) Consents of Independent Accountants are incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 29, 2000.

          (15) Inapplicable.

          (16) Powers  of  Attorney  are   incorporated   by  reference  to  the
               Registrant's   Registration  Statement  on  Form  N-14  filed  on
               December 29, 2000.

          (17) Form of Proxy is incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 29, 2000.

Item 17. Undertakings.
-------  ------------

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (the "1933 Act") [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder Portfolio Trust has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 31st day of August, 2001.

                                       SCUDDER PORTFOLIO TRUST



                                       By:      /s/ Linda C. Coughlin
                                            ------------------------------
                                       Title:    President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.



                SIGNATURE                                   TITLE                                    DATE
                ---------                                   -----                                    ----

/s/ Linda C. Coughlin                               President and Trustee                       August 31, 2001
---------------------------
Linda C. Coughlin

/s/ Henry P. Becton, Jr.   *                               Trustee                              August 31, 2001
---------------------------
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll    *                               Trustee                              August 31, 2001
---------------------------
Dawn-Marie Driscoll

/s/ Edgar R. Fiedler       *                               Trustee                              August 31, 2001
---------------------------
Edgar R. Fiedler

/s/ Keith R. Fox           *                               Trustee                              August 31, 2001
---------------------------
Keith R. Fox

/s/ Jean Gleason Stromberg*                                Trustee                              August 31, 2001
--------------------------
Jean Gleason Stromberg

/s/ Jean C. Tempel         *                               Trustee                              August 31, 2001
---------------------------
Jean C. Tempel

/s/ Steven Zaleznick       *                               Trustee                              August 31, 2001
---------------------------
Steven Zaleznick

/s/ John R. Hebble                           Treasurer (Principal Financial and                 August 31, 2001
---------------------------                          Accounting Officer)
John R. Hebble



*By:     /s/ Joseph R. Fleming                                   August 31, 2001
         --------------------------------------------
         Joseph R. Fleming, Attorney-in-fact

*Executed pursuant to powers of attorney previously filed with the Securities and Exchange Commission as an exhibit to the Registrant's Registration Statement on Form N-14.

                                                              File No. 333-53052

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-14

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                             SCUDDER PORTFOLIO TRUST

                             SCUDDER PORTFOLIO TRUST

                                  EXHIBIT INDEX


Exhibit 12                 Opinion and Consent of Willkie, Farr & Gallagher